Fair Value Measurement (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Assumptions Used for Determining Fair Values of Common Stock Warrants

The fair value of the warrants was estimated using a Monte Carlo simulation valuation model using Geometric Brownian Motion, incorporating anticipated future financing events, with the following assumptions:

Beginning stock price	$10.17
Exercise price	$4.53
Expected dividend yield	0.00%
Discount rate-bond equivalent yield	2.48%
Expected life (in years)	5.00
Expected volatility	99.00%

The fair value of the warrants was estimated using a Black-Scholes model, incorporating the following assumptions:

Beginning stock price	$3.89
Exercise price	$4.53
Expected dividend yield	0.00%
Discount rate-bond equivalent yield	2.75%
Expected life (in years)	5.00
Expected volatility	128.69%

The fair value of the warrants was estimated using a Black-Scholes model, incorporating the following assumptions:

Beginning stock price	$2.92
Exercise price	$3.16
Expected dividend yield	0.00%
Discount rate-bond equivalent yield	2.77%
Expected life (in years)	5.50
Expected volatility	130.7%

As of the closing of the Company’s May 2016 public offering, the estimated grant date fair value of $51.60 per share associated with the warrants to purchase 38,784 shares of common stock issued in this offering, or a total of approximately $2.0 million, was recorded as an offset to additional paid-in capital, and was estimated using a Black-Scholes valuation model with the following assumptions:

Stock price	$81.00
Exercise price	$117.00
Expected dividend yield	0.00%
Discount rate-bond equivalent yield	1.23%
Expected life (in years)	5.00
Expected volatility	90.0%

As of the closing of the Company’s March 31, 2017 offering, the estimated grant date fair value of $39.30 per share associated with the warrants to purchase up to 72,000 shares of common stock issued in this offering, or a total of approximately $2.8 million, was recorded as an offset to additional paid-in capital, and was estimated using a Black-Scholes valuation model with the following assumptions:

Stock price	$63.90
Exercise price	$75.00
Expected dividend yield	0.00%
Discount rate-bond equivalent yield	1.93%
Expected life (in years)	5.00
Expected volatility	80.0%

As of the closing of the Company’s August 9, 2017 offering, the estimated grant date fair value of $30.90 per share associated with the warrant to purchase up to 47,821 shares of common stock issued in this offering, or a total of approximately $1.5 million, was recorded as an offset to additional paid-in capital, and was estimated using a Black-Scholes valuation model with the following assumptions:

Stock price	$41.70
Exercise price	$45.00
Expected dividend yield	0.00%
Discount rate-bond equivalent yield	1.81%
Expected life (in years)	5.00
Expected volatility	100.0%

As of the closing of the Company’s December 8, 2017 offering, the estimated grant date fair value of $15.60 per share associated with the warrant to purchase up to 8,208 shares of common stock issued to the placement agent in this offering, or a total of approximately $0.1 million, was recorded as an offset to additional paid-in capital, and was estimated using a Black-Scholes valuation model with the following assumptions:

Stock price	$22.197
Exercise price	$25.50
Expected dividend yield	0.00%
Discount rate-bond equivalent yield	2.09%
Expected life (in years)	4.50
Expected volatility	100.0%

Over Allotment Option And Common Stock Warrants [Member]
Assumptions Used for Determining Fair Values of Common Stock Warrants

The fair values of these instruments were estimated using a Black-Scholes valuation model with the following assumptions:

	Overallotment Options	Warrants
Stock price	$27.90	$27.90
Exercise price	$30.993	$33.00
Expected dividend yield	0.00%	0.00%
Discount rate-bond equivalent yield	0.25%	1.24%
Expected life (in years)	0.08	5.00
Expected volatility	12.9%	80.0%